Expense Example - Loomis Sayles Core Plus Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,303
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,575
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	615
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493